Income taxes (Details 5) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 U.S. state taxing jurisdictions	Dec. 31, 2012 U.S. state taxing jurisdictions 2015-2031	Dec. 31, 2012 U.S. state taxing jurisdictions Over the next five to ten years	Dec. 31, 2012 Non-U.S. taxing jurisdictions	Dec. 31, 2012 Non-U.S. taxing jurisdictions 2013	Dec. 31, 2012 Non-U.S. taxing jurisdictions 2014	Dec. 31, 2012 Non-U.S. taxing jurisdictions 2015	Dec. 31, 2012 Non-U.S. taxing jurisdictions 2016	Dec. 31, 2012 Non-U.S. taxing jurisdictions 2017-2033	Dec. 31, 2012 Non-U.S. taxing jurisdictions Unlimited
Operating loss and Tax credit carryforwards
Net operating loss carryforwards					$ 633		$ 1,746	$ 6	$ 11	$ 10	$ 8	$ 576	$ 1,135
Tax credit carryforwards						139
Valuation allowance for deferred tax assets	$ (586)	$ (470)	$ (412)	$ (144)			$ (442)
State tax credit carryforward expiration date, minimum						5 years
State tax credit carryforwards expiration date, maximum						10 years